Earnings per share	12 Months Ended
Jun. 30, 2024
Earnings per share
Earnings per share

30. Earnings per share

(a)Basic

Basic earnings per share amounts are calculated in accordance with IAS 33, by dividing the profit attributable to equity holders of the Group by the weighted average number of common shares outstanding during the year, excluding common shares purchased by the Group and held as treasury shares.

	06.30.2024	06.30.2023	06.30.2022
Profit for the year attributable to equity holders of the parent	78,460	162,990	297,052
Weighted average number of common shares outstanding	592	602	609
Basic earnings per share (i)	132.44	270.75	487.77

(b) Diluted

Diluted earnings per share amounts are calculated by adjusting the weighted average number of common shares outstanding to assume conversion of all dilutive potential shares.

	06.30.2024	06.30.2023	06.30.2022
Profit for the year attributable to equity holders of the parent	78,460	162,990	297,052
Weighted average number of common shares outstanding	702	685	679
Diluted earnings per share (i)	111.80	237.94	437.48

(i)	Earnings per share for 2023 and 2022 show the comparative impact in the capital increases, where there was no corresponding change in the entity’s resources.

Below is a reconciliation between the weighted average number of ordinary shares outstanding and the weighted average number of diluted ordinary shares, considered for the calculation of earnings per share:

	06.30.2024	06.30.2023	06.30.2022
Weighted average number of shares outstanding	592	602	609
Concepts that affect dilution	110	83	70
Weighted average number of common shares diluted	702	685	679